MFS(R) Investment Management
                   500 Boylston Street, Boston, MA 02116-3741
                              617.954.5000 mfs.com



                                        November 8, 2007


VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: MFS(R) Series Trust XV (the "Trust") (File Nos. 2-96738 and 811-4253) on behalf of MFS(R) Diversified Target Return Fund (the "Fund")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 29 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on November 7, 2007.

     Please call the undersigned at (617) 954-5843 or Susan Peabody at (617) 954-6559 with any questions you may have.

                                        Very truly yours,


                                        BRIAN E. LANGENFELD
                                        Brian E. Langenfeld
                                        Senior Counsel

BEL/bjn